Significant judgments and sources of estimation uncertainties (Tables)	12 Months Ended
Dec. 31, 2025
Significant judgments and sources of estimation uncertainties
Schedule of goodwill recognized and impairment analysis

Goodwill recognized
in € K
	December 31, 2025	October 1, 2025	June 1, 2025(1)	December 31, 2024	October 1, 2024
Goodwill	13,571,394	13,585,362	14,035,273	15,170,652	14,227,152
thereof Care Delivery	11,212,997	11,227,831	11,613,650	13,014,925	12,171,616
thereof Value-Based Care	368,663	368,945	382,025	n.a.	n.a.
thereof Care Enablement	1,989,734	1,988,586	2,039,598	2,155,727	2,055,536

Excess of recoverable amount over carrying amount
in € K
	December 31, 2025	October 1, 2025	June 1, 2025(1)	December 31, 2024	October 1, 2024
Care Delivery	6,521,602	5,606,349	5,110,313	6,757,218	7,454,490
Value-Based Care	172,260	89,670	424,898	n.a.	n.a.
Care Enablement	2,732,309	2,672,471	8,661,306	3,290,699	3,360,527

Key assumptions
in %
	Care Delivery
	December 31,	October 1,	June 1,	December 31,	October 1,
	2025	2025	2025(1)	2024	2024
Average revenue growth in projection period	low-single-digit	low-single-digit	low-single-digit	mid-single-digit	mid-single-digit
Average operating income growth in projection period	mid-single-digit	mid-single-digit	low-single-digit	mid-single-digit	mid-single-digit
Residual value growth	1.00	1.00	1.00	1.00	1.00
Pre-tax WACC	8.90	9.09	9.06	8.55	8.50
After-tax WACC	7.21	7.39	7.37	6.46	6.45

Sensitivity analysis
Change in percentage points
Pre-tax WACC	2.69	2.36	2.18	2.46	2.77
After-tax WACC	2.11	1.86	1.51	1.80	2.05
Residual value growth	(8.53)	(7.40)	(6.83)	(7.55)	(9.37)
Operating income margin of each projection year	(3.18)	(2.88)	(2.39)	(2.86)	(3.20)

Key assumptions
in %
	Value-Based Care
	December 31, 2025	October 1, 2025	June 1, 2025(1)
Average revenue growth in projection period	high-single-digit	high-single-digit	low-double-digit
Average operating income growth in projection period	low-triple-digit	low-triple-digit	low-triple-digit
Residual value growth	2.80	2.80	2.80
Pre-tax WACC	8.53	9.00	9.45
After-tax WACC	7.20	7.57	7.97

Sensitivity analysis
Change in percentage points
Pre-tax WACC	1.71	0.97	6.07
After-tax WACC	1.32	0.75	4.67
Residual value growth	(2.36)	(1.32)	(11.17)
Operating income margin of each projection year	(0.41)	(0.24)	(0.99)

Key assumptions
in %
	Care Enablement
	December 31,		October 1,		June 1,		December 31,	October 1,
	2025		2025		2025(1)		2024	2024
Average revenue growth in projection period	mid-single-digit		mid-single-digit		mid-single-digit		mid-single-digit	mid-single-digit
Average operating income growth in projection period	high-single-digit		high-single-digit		high-single-digit		low-double-digit	low-double-digit
Residual value growth	1.00		1.00		1.00		1.00	1.00
Pre-tax WACC	8.43	(3)	8.52	(3)	5.85	(2)	7.78	7.79
After-tax WACC	6.42	(3)	6.51	(3)	4.6	(2)	6.00	6.03

Sensitivity analysis
Change in percentage points
Pre-tax WACC	2.02		2.01		4.35		2.30	2.39
After-tax WACC	1.41		1.42		3.05		1.67	1.75
Residual value growth	(4.74)		(4.84)		(13.02)		(5.70)	(6.16)
Operating income margin of each projection year	(2.62)		(2.64)		(5.24)		(2.90)	(3.02)
(1)	Information as of June 1, 2025 is presented in alignment with the aforementioned changes in the Company’s operating segments. The Company performed an impairment analysis at the date of the reallocation in both the current and prior CGU structure, neither of which indicated any impairment in our operating segments. The key assumptions and sensitivities under both the current and prior CGU structures are not materially different.
(2)	The decrease of the after-tax and pre-tax WACC of Care Enablement compared to the status as of December 31, 2024 was mainly driven by a lower beta factor due to peer group changes and lower beta factors of the majority of the remaining peer entities.
(3)	The increase of the after-tax and pre-tax WACC of Care Enablement compared to the status as of June 1, 2025 was mainly driven by a refined methodology of WACC calculation in regards to country risk premiums.

Schedule of the composition of trade accounts and other receivables from unrelated parties

Composition of trade accounts and other receivables from unrelated parties in %
	December 31,
	2025	2024

U.S. Government healthcare programs	33	34
U.S. commercial payors	17	18
U.S. hospitals	5	4
Self-pay of U.S. patients	3	2
Other U.S. payors	1	1
Product customers and healthcare payors outside U.S.	41	41
Total	100	100